Loans Receivable, Net (Impaired Financing Receivables) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, related allowance	$ 440,000	$ 475,000	$ 1,102,558
Impaired financing receivable, recorded investment	39,946,538	20,247,955	31,354,814
Impaired financing receivable, unpaid principal balance	45,146,178	24,950,379	37,515,743
Impaired financing receivable, average recorded investment	41,555,434	22,211,689	33,574,855
Impaired financing receivable, interest income, accrual method	1,195,659	364,423	1,176,461
Residential Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	4,500,902	2,519,814	3,936,316
Impaired financing receivable, with no related allowance, unpaid principal balance	4,611,873	2,618,003	4,588,645
Impaired financing receivable, with no related allowance, average recorded investment	4,531,543	2,642,156	4,044,142
Impaired financing receivable, with no related allowance, interest income, accrual method	130,896	0	31,704
Impaired financing receivable, with related allowance, recorded investment	0	0	901,920
Impaired financing receivable, with related allowance, unpaid principal balance	0	0	901,920
Impaired financing receivable, related allowance	0	0	158,791
Impaired financing receivable, with related allowance, average recorded investment	0	0	909,473
Impaired financing receivable, with related allowance, interest income, accrual method	0	0	0
Impaired financing receivable, recorded investment	4,500,902	2,519,814	4,838,236
Impaired financing receivable, unpaid principal balance	4,611,873	2,618,003	5,490,565
Impaired financing receivable, average recorded investment	4,531,543	2,642,156	4,953,615
Impaired financing receivable, interest income, accrual method	130,896	0	31,704
Consumer Loans
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	322,588	152,029	106,197
Impaired financing receivable, with no related allowance, unpaid principal balance	386,588	159,529	106,198
Impaired financing receivable, with no related allowance, average recorded investment	342,916	155,602	104,539
Impaired financing receivable, with no related allowance, interest income, accrual method	28,419	1,510	953
Impaired financing receivable, with related allowance, recorded investment	0	66,203	169,294
Impaired financing receivable, with related allowance, unpaid principal balance	0	66,203	169,294
Impaired financing receivable, related allowance	0	2,600	103,109
Impaired financing receivable, with related allowance, average recorded investment	0	67,522	170,499
Impaired financing receivable, with related allowance, interest income, accrual method	0	4,867	5,173
Impaired financing receivable, recorded investment	322,588	218,232	275,491
Impaired financing receivable, unpaid principal balance	386,588	225,732	275,492
Impaired financing receivable, average recorded investment	342,916	223,124	275,038
Impaired financing receivable, interest income, accrual method	28,419	6,377	6,126
Commercial Business
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	7,853	236,030	19,775
Impaired financing receivable, with no related allowance, unpaid principal balance	7,853	436,030	19,775
Impaired financing receivable, with no related allowance, average recorded investment	12,236	413,653	19,896
Impaired financing receivable, with no related allowance, interest income, accrual method	0	0	389
Impaired financing receivable, with related allowance, recorded investment	0	0	0
Impaired financing receivable, with related allowance, unpaid principal balance	0	0	0
Impaired financing receivable, related allowance	0	0	0
Impaired financing receivable, with related allowance, average recorded investment	0	0	0
Impaired financing receivable, with related allowance, interest income, accrual method	0	0	0
Impaired financing receivable, recorded investment	7,853	236,030	19,775
Impaired financing receivable, unpaid principal balance	7,853	436,030	19,775
Impaired financing receivable, average recorded investment	12,236	413,653	19,896
Impaired financing receivable, interest income, accrual method	0	0	389
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Impaired financing receivable, with no related allowance, recorded investment	31,808,577	13,721,964	21,810,347
Impaired financing receivable, with no related allowance, unpaid principal balance	35,373,833	18,088,149	26,775,853
Impaired financing receivable, with no related allowance, average recorded investment	32,963,079	14,980,690	23,618,648
Impaired financing receivable, with no related allowance, interest income, accrual method	1,036,344	297,839	886,737
Impaired financing receivable, with related allowance, recorded investment	3,306,618	3,551,915	4,410,965
Impaired financing receivable, with related allowance, unpaid principal balance	4,766,031	3,582,465	4,954,058
Impaired financing receivable, related allowance	440,000	472,400	840,658
Impaired financing receivable, with related allowance, average recorded investment	3,705,660	3,952,066	4,707,658
Impaired financing receivable, with related allowance, interest income, accrual method	0	60,207	251,505
Impaired financing receivable, recorded investment	35,115,195	17,273,879	26,221,312
Impaired financing receivable, unpaid principal balance	40,139,864	21,670,614	31,729,911
Impaired financing receivable, average recorded investment	36,668,739	18,932,756	28,326,306
Impaired financing receivable, interest income, accrual method	$ 1,036,344	$ 358,046	$ 1,138,242